Loss Per Ordinary Share	6 Months Ended
Jun. 30, 2024
Loss Per Ordinary Share [Abstract]
Loss per ordinary share
15.	Loss per ordinary share

	2024	2023
Basic loss per Class A ordinary share	(0.47)	(1.03)
Diluted (loss) per Class A ordinary share	(0.47)	(1.03)
Number of ordinary shares used for loss per share (weighted average)
Basic	16,964,586	14,439,644
Diluted	16,964,586	14,439,644

Basic loss per share is calculated by dividing the loss for the year attributable to ordinary equity holders of the parent by the weighted average number of Class A ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of Class A ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into Class A ordinary shares.

The diluted loss per share reflects the basic loss per share since the effects of potentially dilutive securities are anti-dilutive. For the periods included in these financial statements the Group was loss-making, therefore, the following anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding:

	30 June 2024	31 December 2023
Warrants	9,092,121	8,869,633
RSUs - outstanding	18,901	54,952
RSUs – vested but no ordinary shares issued	150,771	115,820
Incentive shares	5,000	5,000
Share options	1,626,256	1,482,628